Inventories (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure Of Inventories [Abstract]
Disclosure Of Inventories

	As of December 31,
	2022	2023
	RMB’000	RMB’000
Work in progress	—	4,798
Finished goods	—	17,660

Total	—	22,458